Net Loss Per Share - Schedule of the reconciliation of basic and diluted loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net loss	$ (72,807)	$ (114,331)
Premium on redemption of Preferred Stock	0	(52,645)
Net loss for basic and diluted loss per share available to common stockholders	(72,807)	(166,976)
Reversal of mark-to-market adjustment for liability classified warrants	(8,895)	0
Net loss for diluted loss per share available to common stockholders	$ (81,702)	$ (166,976)
Net loss for diluted loss per share available to common stockholders	124,636	130,298
Weighted average common stock warrants exercisable for nominal consideration	6,500	0
Weighted average number of shares outstanding - basic	131,136,000	130,298,000
Effect of dilutive securities	2,939	0
Weighted average number of shares and assumed conversions - diluted	134,075,000	130,298,000
Net loss per share attributable to common stockholders - basic	$ (0.56)	$ (1.28)
Net loss per share attributable to common stockholders - diluted	$ (0.61)	$ (1.28)